Commitments and Contingencies - Additional information (Details) $ in Millions	Dec. 31, 2021 USD ($)
Vatukoula Gold Stream And Royalty [Member] | Gold commodity type [member]
Commitments and Contingencies [Line Items]
Amount commited for acquisition of property plants and equipment and exploration and evaluation assets	$ 3.0
Mercedes Gold Stream [Member]
Commitments and Contingencies [Line Items]
Acquisition Of Property Plants And Equipment And Exploration And Evaluation Assets	37.5
Financing Package Agreement Aggregate Amounts	60.0
Mercedes Gold Stream [Member] | Convertible Debenture [Member]
Commitments and Contingencies [Line Items]
Acquisition Of Property Plants And Equipment And Exploration And Evaluation Assets	22.5
Mercedes Gold Stream [Member] | Major purchases of assets [member]
Commitments and Contingencies [Line Items]
Financing Package Agreement Aggregate Amounts	60.0
Mercedes Gold Stream [Member] | Gold commodity type [member]
Commitments and Contingencies [Line Items]
Acquisition Of Property Plants And Equipment And Exploration And Evaluation Assets	37.5
Two Thousand And Twenty Two [Member] | Americas Gold [Member] | Gold commodity type [member]
Commitments and Contingencies [Line Items]
Amount agreed to be commited for acquistion of investment	10.8
Colossus Minerals Inc [Member] | Forecast [Member]
Commitments and Contingencies [Line Items]
Estimated Severance claims	$ 8.0